SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of continuing involvement in derecognised financial assets [line items]
Outstanding and exercisable underlying shares, Beginning	10,778,061
Stock options [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Outstanding and exercisable underlying shares, Beginning	2,917,500	3,311,000
Granted	526,000	497,500
Cancelled / Forfeited	(255,000)	(497,500)
Expired	(550,000)	(306,000)
Exercised		(87,500)
Stock options outstanding, Ending	2,638,500	2,917,500
Stock options exercisable	2,244,000	2,576,250
Outstanding and exercisable Weighted Average Exercise Price, Beginning	$ 2.04	$ 2.12
Granted	0.79	1.30
Cancelled / Forfeited	2.09	2.14
Expired	1.90	1.61
Exercised		1.61
Stock options outstanding	1.82	2.04
Stock options exercisable	$ 2.00	$ 2.14